ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]

6. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Trade payables and accrued liabilities are comprised as follows:

	December 31, 2024	December 31, 2023
Trade payables	$12,507	$2,137
Accrued royalties and taxes	1,753,580	1,230,012
Accrued other liabilities	39,531	48,911
	$1,805,618	$1,281,060

The following table shows the aging of the Company's trade payables:

	December 31, 2024	December 31, 2023
Current	$12,507	$2,137
>60 days	-	-
	$12,507	$2,137